Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policy Information [Abstract]
Schedule of Significant Subsidiaries	These consolidated financial statements include the financial statements of the Company and its significant subsidiaries listed in the following table:
Name of Subsidary	Place of Incorporation	Ownership Interest	Principal Activity	Functional Currency
Tigris Uranium US Corp.	Nevada, USA	100%	Mineral Exploration	USD
Metamin Enterprises US Inc.	Nevada, USA	100%	Mineral Exploration	USD
URI, Inc.	Delaware, USA	100%	Mineral Exploration	USD
Neutron Energy, Inc. [3]	Nevada, USA	N/A	Mineral Exploration	USD
Uranco, Inc.	Delaware, USA	100%	Mineral Exploration	USD
Uranium Resources, Inc. [2]	Delaware, USA	N/A	Mineral Exploration	USD
HRI-Churchrock, Inc.	Delaware, USA	100%	Mineral Exploration	USD
Hydro Restoration Corp. [1]	Delaware, USA	N/A	Mineral Exploration	USD
Belt Line Resources, Inc.[1]	Texas, USA	N/A	Mineral Exploration	USD
enCore Energy US Corp.	Nevada, USA	100%	Holding Company	USD
Azarga Uranium Corp.	British Columbia, CA	100%	Mineral Exploration	USD
Powertech (USA) Inc.	South Dakota, USA	100%	Mineral Exploration	USD
URZ Energy Corp.	British Columbia, CA	100%	Mineral Exploration	USD
Ucolo Exploration Corp.	Utah, USA	100%	Mineral Exploration	USD
enCore Alta Mesa LLC	Texas, USA	100%	Mineral Exploration	USD
Leoncito Plant, LLC	Texas, USA	100%	Mineral Exploration	USD
Leoncito Restoration, LLC	Texas, USA	100%	Mineral Exploration	USD
Leoncito Project, LLC	Texas, USA	100%	Mineral Exploration	USD
Azarga Resources Limited	British Virgin Islands	100%	Mineral Exploration	USD
Azarga Resources (Hong Kong) Ltd.	Hong Kong	100%	Mineral Exploration	USD
Azarga Resources USA Company	Colorado, USA	100%	Mineral Exploration	USD
Azarga Resources Canada Ltd.	British Columbia, CA	100%	Mineral Exploration	USD
[1]	Hydro Restoration Corp. and Belt Line Resources, Inc. were divested in April 2023 (Note 4,9).
[2]	Uranium Resources, Inc. was dissolved during the year.
[3]	Neutron Energy, Inc. was divested in July 2023 (Note 4,9).

Schedule of Useful Lives of Property, Plant and Equipement	Useful lives are based on the Company’s estimate at the date of acquisition and are as follows for each class of assets:
Category	Range
Uranium Plants	Straight-line over 15-25 years
Other Property Plant and Equipment	Straight-line over 3-5 years
Software	Straight-line over 2-3 years
Furniture	Straight-line over 3-5 years
Buildings	Straight-line over 10-40 years

Schedule of Useful Lives of Intangible Assets	Useful lives are based on the Company’s estimate at the date of acquisition and are as follows for each class of assets:
Category	Range
Data Access Agreement	Straight-line over 14 years
Data Purchases	Indefinite life intangible asset